OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Employees related liabilities	$ 28,101	$ 34,516
Interest payable (primarily in relation to debentures)	3,914	16,580
Other	4,225	13,558
Other current liabilities	$ 36,240	$ 64,654